Income Taxes - Statutory income tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Income at US statutory rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	15.42%	3.18%	3.30%
Permanent differences	(0.94%)	(0.70%)	(0.44%)
Stock compensation	(10.10%)	0.00%	0.00%
Change in fair value of warrants	104.78%	0.00%	0.00%
Tax credits	12.51%	0.86%	1.32%
Foreign rate differential	0.01%	0.00%	(0.01%)
Valuation allowance	(142.86%)	(24.35%)	(25.04%)
Other	(0.20%)	(0.01%)	(0.13%)
Total	(0.38%)	(0.02%)	0.00%